Long Term Investment (Tables)	12 Months Ended
Sep. 30, 2023
Long Term Investment [Abstract]
Schedule of Long Term Investment	The table below outlines the movement of long-term investment:
US$
As of September 30, 2021	-
Acquisition of Ameri-Can (Note 3)	4,828,123
Additional investment	258,290
Balance as of September 30, 2022	$5,086,413
Interest accrued	32,116
Additional investment	485,000
Exercise of conversion feature (Note 3)	(5,603,529)
Balance as of September 30, 2023	$-